Condensed Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net loss	$ (53,135,859)	$ (29,154,240)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	2,195,075	514,092
Depreciation	1,543,667	931,931
Amortization of discount on long-term debt and convertible notes	17,550,541	9,837,985
Non-cash interest expense	343,103	2,859,102
Non-cash gain on early extinguishment of long-term debt	(137,695)
Derivative fair value adjustment		(9,872,990)
Warrant fair value adjustment	(277,715)	(2,011,263)
Non-cash rent (income) expense	(206,498)	233,449
Lease incentive		1,981,915
Changes in operating assets and liabilities:
Accounts receivable	1,349,622	(328,458)
Prepaid expenses and other current assets	(67,154)	25,206
Other non-current assets	2,408,097	(123,249)
Accounts payable	(1,281,784)	1,872,852
Accrued expenses	(1,055,564)	1,985,263
Accrued compensation	563,013	(1,310)
Accrued interest		(105,036)
Deferred revenue	(1,621,384)	(2,935,603)
Net cash used in operating activities	(31,830,535)	(24,290,354)
Investing activities
Purchases of property, plant and equipment	(870,943)	(2,544,064)
Net cash used in investing activities	(870,943)	(2,544,064)
Financing activities
Principal payments on capital lease obligations	(608,154)	(384,024)
Proceeds from issuance of convertible notes		27,388,524
Proceeds from issuance of long-term debt	11,000,000	4,000,000
Refund of principal payments on long-term debt	588,889
Principal payments on long-term debt	(12,406,010)	(888,890)
Payments for debt issuance costs	(397,000)	(1,397,628)
Proceeds from issuance of Series D preferred stock, net of issuance costs	25,106,896
Proceeds from initial public offering, net of underwriting fees and commissions	47,320,233
Payments for deferred offering costs	(2,122,903)
Proceeds from exercise of stock options and warrants	335,533	96,703
Net cash provided by financing activities	68,817,484	28,814,685
Net increase in cash	36,116,006	1,980,267
Cash, beginning of period	3,418,979	1,438,712
Cash, end of period	39,534,985	3,418,979
Supplemental disclosure of cash flow information
Cash paid for interest	1,094,532	313,390
Purchase of equipment with capital leases	456,517	796,508
Changes in purchases of equipment in accounts payable	25,934	144,852
Purchase of build-to-suit asset with deferred financing obligation	272,656	1,341,810
Reclassification of deferred financing obligation to long-term debt	277,009
Reclassification of financing costs on deferred financing obligation to discount on long-term debt	1,614,466
Recording of discount on long-term debt	168,174
Conversion of accrued interest to longterm debt	144,993	41,271
Recording of warrant liabilities with corresponding discount on convertible notes		4,474,122
Recording of derivative liabilities with corresponding discount on convertible notes		9,872,990
Conversion of convertible notes and accrued interest into Series D preferred stock	28,877,498
Recording of discount on convertible notes as paid-in capital for beneficial conversion feature		12,119,584
Debt issuance costs incurred but not paid		75,000
Deferred offering costs incurred but not paid	108,694
Exercise of stock options through exchange of vested stock options	$ 162,156
Issuance of convertible note for debt issuance costs		$ 442,356